Financial instruments (Details 25) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	$ 194,422	$ 145,275
Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	187,103	141,323
31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	4,969	2,394
61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	128	1,089
91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	116	132
121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	2,106	337
366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	133,495	52,105
Goods [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	126,577	48,969
Goods [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	4,655	1,919
Goods [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	128	912
Goods [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	116	25
Goods [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	2,019	280
Goods [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	52,040	38,008
Services [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	51,785	37,376
Services [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	168	314
Services [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	157
Services [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	107
Services [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	87	54
Services [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	8,887	55,162
Others [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	8,741	54,978
Others [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	146	161
Others [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	20
Others [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period		3
Others [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	$ 0	$ 0